Loans from Related Parties - Schedule of Loans from Related Parties (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jun. 21, 2019
Less: unamortized discount	$ (515,009)
Notes Payable [Member]
Less: unamortized discount		$ (282,144)
Notes Payable [Member] | Related Party 1 [Member]
Loans from related parties, gross	13,473	13,473
Notes Payable [Member] | Related Party 2 [Member]
Loans from related parties, gross	0	40,000
Less: unamortized discount			$ (2,363)
Notes Payable [Member] | Related Party 3 [Member]
Loans from related parties, gross	0	100,000
Notes Payable [Member] | Related Party 4 [Member]
Loans from related parties, gross	35,879	35,879
Notes Payable [Member] | Related Party 5 [Member]
Loans from related parties, gross	350,000	350,000
Notes Payable [Member] | Related Parties [Member]
Loans from related parties, gross	399,352	566,105
Less: unamortized discount	0	(69,126)
Loans to related parties, net	$ 399,352	$ 496,979